Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income Tax Assets and Liabilities
Schedule of of temporary differences of deferred income tax assets and liabilities

As at December 31:	2024	2023
Non-capital tax loss carry-forwards	$12,479	$18,717
Interests in resource properties	(49,246)	(52,364)
Other assets	—	(5,900)
Other liabilities	(3,609)	(9,314)
	$(40,376)	$(48,861)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$11,138	$9,509
Deferred income tax liabilities	(51,514)	(58,370)
Net	$(40,376)	$(48,861)

Schedule of estimated accumulated non capital losses

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$10,060	$—	2037‑2042
Germany	603	—	Indefinite
Malta	83,696	56,541	Indefinite
Africa	13,278	—	2031-2037
China	828	—	2026-2029